Provision for Income Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Provision for Income Taxes [Abstract]
Schedule of Two Enacted Income Taxes	Italian companies are subject to two enacted income taxes at the following rates:
	For the six months ended June 30, 2023	For the six months ended June 30, 2022
IRES (state tax)	24.00%	24.00%
IRAP (regional tax)	3.90%	3.90%

Schedule of Estimated Income Tax Expenses	For the six months ended June 30, 2023 and 2022, the Company’s estimated income tax expenses are as follows:
	For the six months ended June 30, 2023	For the six months ended June 30, 2022
	EUR	EUR
Current	3,351	8,637
	3,351	8,637

Schedule of Reconciliation Income Taxes at Statutory Rates	A reconciliation of income taxes at statutory rates with the reported taxes is as follows:
	For the six months ended June 30, 2023	For the six months ended June 30, 2022
	EUR	EUR
Loss before tax for the year	(1,521,681)	(87,198)

Expected income tax recovery – IRES	(87,072)	(20,928)
Expected income tax recovery – IRAP	(14,149)	(3,401)
Expected income tax recovery – Macedonia	(72,118)	-
Permanent differences	176,690	32,966

Current	3,351	8,637